Annual Fund Operating Expenses	Jan. 28, 2026
THE GABELLI SMALL CAP GROWTH FUND | THE GABELLI SMALL CAP GROWTH FUND CLASS AAA
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution or Similar (Non 12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	1.38%
THE GABELLI SMALL CAP GROWTH FUND | THE GABELLI SMALL CAP GROWTH FUND CLASS A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution or Similar (Non 12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	1.38%
THE GABELLI SMALL CAP GROWTH FUND | THE GABELLI SMALL CAP GROWTH FUND CLASS C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution or Similar (Non 12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	2.13%
THE GABELLI SMALL CAP GROWTH FUND | THE GABELLI SMALL CAP GROWTH FUND CLASS I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution or Similar (Non 12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	1.13%
THE GABELLI EQUITY INCOME FUND | THE GABELLI EQUITY INCOME FUND CLASS AAA
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution or Similar (Non 12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	1.41%
THE GABELLI EQUITY INCOME FUND | THE GABELLI EQUITY INCOME FUND CLASS A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution or Similar (Non 12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	1.41%
THE GABELLI EQUITY INCOME FUND | THE GABELLI EQUITY INCOME FUND CLASS C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution or Similar (Non 12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	2.16%
THE GABELLI EQUITY INCOME FUND | THE GABELLI EQUITY INCOME FUND CLASS I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution or Similar (Non 12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	1.16%
THE GABELLI FOCUSED GROWTH AND INCOME FUND | THE GABELLI FOCUSED GROWTH AND INCOME FUND CLASS AAA
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution or Similar (Non 12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.41%
Expenses (as a percentage of Assets)	1.66%
Fee Waiver or Reimbursement	0.00%	[1]
Net Expenses (as a percentage of Assets)	1.66%
THE GABELLI FOCUSED GROWTH AND INCOME FUND | THE GABELLI FOCUSED GROWTH AND INCOME FUND CLASS A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution or Similar (Non 12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.41%
Expenses (as a percentage of Assets)	1.66%
Fee Waiver or Reimbursement	(0.41%)	[1]
Net Expenses (as a percentage of Assets)	1.25%
THE GABELLI FOCUSED GROWTH AND INCOME FUND | THE GABELLI FOCUSED GROWTH AND INCOME FUND CLASS C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution or Similar (Non 12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.41%
Expenses (as a percentage of Assets)	2.41%
Fee Waiver or Reimbursement	0.00%	[1]
Net Expenses (as a percentage of Assets)	2.41%
THE GABELLI FOCUSED GROWTH AND INCOME FUND | THE GABELLI FOCUSED GROWTH AND INCOME FUND CLASS I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution or Similar (Non 12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.41%
Expenses (as a percentage of Assets)	1.41%
Fee Waiver or Reimbursement	(0.61%)	[1]
Net Expenses (as a percentage of Assets)	0.80%
The Gabelli Global Financial Services Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2027
The Gabelli Global Financial Services Fund | The Gabelli Global Financial Services Fund CLASS AAA
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution or Similar (Non 12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.37%
Expenses (as a percentage of Assets)	1.62%
Fee Waiver or Reimbursement	(0.37%)	[2]
Net Expenses (as a percentage of Assets)	1.25%
The Gabelli Global Financial Services Fund | The Gabelli Global Financial Services Fund CLASS A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution or Similar (Non 12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.37%
Expenses (as a percentage of Assets)	1.62%
Fee Waiver or Reimbursement	(0.37%)	[2]
Net Expenses (as a percentage of Assets)	1.25%
The Gabelli Global Financial Services Fund | The Gabelli Global Financial Services Fund CLASS C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution or Similar (Non 12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.37%
Expenses (as a percentage of Assets)	2.37%
Fee Waiver or Reimbursement	(0.37%)	[2]
Net Expenses (as a percentage of Assets)	2.00%
The Gabelli Global Financial Services Fund | The Gabelli Global Financial Services Fund CLASS I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution or Similar (Non 12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.37%
Expenses (as a percentage of Assets)	1.37%
Fee Waiver or Reimbursement	(0.37%)	[2]
Net Expenses (as a percentage of Assets)	1.00%

[1]	The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than an annual rate of 0.80% for Class I Shares and 1.25% for Class A Shares. Under this same arrangement, the Fund has also agreed, during the two year period following the year of any such waiver or reimbursement by the Adviser, to repay such amount, but
[2]	“Other Expenses” are based on estimated amounts for the current fiscal year. The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Global Financial Services Fund to the extent necessary to maintain the Total Annual Global Financial Services Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than an annual rate of 1.25%, 1.25%, 2.00%, and 1.00% for Class AAA, Class A, Class C, and Class I shares, respectively. Under this same arrangement, the Global Financial Services Fund has also agreed, during the two year period following the year of any such waiver or reimbursement by the Adviser, to repay such amount, but only to the extent the Global Financial Services Fund’s adjusted Total Annual Global Financial Services Fund Operating Expenses would not exceed an annual rate of 1.25%, 1.25%, 2.00%, and 1.00% for Class AAA, Class A, Class C, and Class I shares, respectively, after giving effect to the repayments. This arrangement is in effect through January 31, 2027, and may be terminated only by the Board of Directors of the Company before such time. The Global Financial Services Fund will carry forward any fees and expenses in excess of the expense limitation and repay the Adviser such amount provided the Global Financial Services Fund is able to do so without exceeding the lesser of (1) the expense limit in effect at the time of the waiver or reimbursement, as applicable, or (2) the expense limit in effect at the time of recoupment after giving effect to the repayment.